Document and Entity Information Document	Sep. 04, 2019
Entity Information [Line Items]
Entity Central Index Key	0000900075
Document Type	8-K
Document Period End Date	Sep. 04, 2019
Entity Registrant Name	COPART INC
Title of 12(b) Security	Common Stock, par value $0.0001
Entity Incorporation, State or Country Code	DE
Entity File Number	000-23255
Entity Tax Identification Number	94-2867490
Entity Address, Address Line One	14185 Dallas Parkway
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75254
Trading Symbol	CPRT
Security Exchange Name	NASDAQ
City Area Code	972
Local Phone Number	391-5000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false